Nature of Operations (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Jun. 30, 2014
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,880,667
Business Acquisition, Percentage of Voting Interests Acquired	88.20%
Stockholders' Equity, Reverse Stock Split		Effective May 1, 2014, the Company effected a 6 to 1 reverse split of the Company’s common stock, in which for every six (6) shares of common stock combined into one (1) share of common stock.